Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Financial Assets and Liabilities [Abstract]
Categorization of Financial Instruments
Set out below is the categorization of the financial instruments, excluding cash and cash equivalents, held by the Company as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	—	Ps.	—	Ps.	46,832,069
Accounts receivable from subscribers, distributors, contractual assets and other		192,874,477		—		—
Related parties		1,238,128		—		—
Derivative financial instruments		—		3,090,281		—
Debt instruments at fair value through OCI		—		—		17,455,625
Total	Ps.	194,112,605	Ps.	3,090,281	Ps.	64,287,694

Financial Liabilities:
Debt	Ps.	550,176,128	Ps.	—	Ps.	—
Liability related to right-of-use of assets		201,710,331		—		—
Accounts payable		183,885,765		—		—
Related parties		3,238,018		—		—
Derivative financial instruments		—		16,662,904		—
Total	Ps.	939,010,242	Ps.	16,662,904	Ps.	—

	December 31, 2024
	Loans and Receivables		Fair value through profit or loss		Fair value through OCI
Financial Assets:
Equity investments at fair value through OCI and other short term investments	Ps.	—	Ps.	—	Ps.	46,683,687
Accounts receivable from subscribers, distributors, contractual assets and other		179,615,497		—		—
Related parties		1,395,483		—		—
Derivative financial instruments		—		10,668,460		—
Debt instruments at fair value through OCI		—		—		13,908,873
Total	Ps.	181,010,980	Ps.	10,668,460	Ps.	60,592,560

Financial Liabilities:
Debt	Ps.	567,585,631	Ps.	—	Ps.	—
Liability related to right-of-use of assets		213,103,228		—		—
Accounts payable		184,148,979		—		—
Related parties		3,701,960		—		—
Derivative financial instruments		—		22,185,709		—
Total	Ps.	968,539,798	Ps.	22,185,709	Ps.	—

Fair Value for the Financial Assets and Financial Liabilities
The fair value for the financial assets (excluding cash and cash equivalents) and financial liabilities shown in the consolidated statements of financial position at September 30, 2025 and December 31, 2024 is as follow:

	Measurement of fair value at September 30, 2025
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	46,832,069	Ps.	—	Ps.	—	Ps.	46,832,069
Derivative financial instruments		—		3,090,281		—		3,090,281
Total current assets		46,832,069		3,090,281		—		49,922,350
Revaluation of telecommunication towers		—		—		9,033,463		9,033,463
Pension plan assets		175,705,720		13,381,302		36,623		189,123,645
Debt instruments at fair value through OCI		—		17,455,625		—		17,455,625
Total non-current assets		175,705,720		30,836,927		9,070,086		215,612,733
Total	Ps.	222,537,789	Ps.	33,927,208	Ps.	9,070,086	Ps.	265,535,083

Liabilities:
Debt	Ps.	465,709,819	Ps.	78,770,293	Ps.	—	Ps.	544,480,112
Liability related to right-of-use of assets		201,710,331		—		—		201,710,331
Derivative financial instruments		—		16,662,904		—		16,662,904
Total	Ps.	667,420,150	Ps.	95,433,197	Ps.	—	Ps.	762,853,347

	Measurement of fair value at December 31, 2024
	Level 1		Level 2		Level 3		Total
Assets:
Equity investments at fair value through OCI and other short-term investments	Ps.	46,683,687	Ps.	—	Ps.	—	Ps.	46,683,687
Derivative financial instruments		—		10,668,460		—		10,668,460
Total current assets		46,683,687		10,668,460		—		57,352,147
Revaluation of telecommunication towers		—		—		10,457,088		10,457,088
Pension plan assets		175,241,382		14,754,046		40,380		190,035,808
Debt instruments at fair value through OCI		—		13,908,873		—		13,908,873
Total non-current assets		175,241,382		28,662,919		10,497,468		214,401,769
Total	Ps.	221,925,069	Ps.	39,331,379	Ps.	10,497,468	Ps.	271,753,916

Liabilities:
Debt	Ps.	453,237,685	Ps.	90,095,061	Ps.	—	Ps.	543,332,746
Liability related to right-of-use of assets		213,103,228		—		—		213,103,228
Derivative financial instruments		—		22,185,709		—		22,185,709
Total	Ps.	666,340,913	Ps.	112,280,770	Ps.	—	Ps.	778,621,683